Exhibit 99.4 Schedule 1

Rating Agency Exceptions Report: 11/29/2023
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXXXX	xx	NY	Purchase	Owner Occupied	Single Family Detached	32.64		674	75.00%	XXXXXXXXXX	262226	Credit	Income - Self Employment	The program is a 12 month CPA/ Enrolled Agent (EA)/ PTIN Prepared Profit & Loss; however, a letter from the tax preparing attesting to the following functions is missing from the loan file: - Tax preparer has audited the business financial statements or reviewing the working papers of the business - Certified that the P&L represents an accurate summary of the business cash flow and applicable expenses - Verification of ownership percentage - Validation of a minimum of 2 years existence of the business - Verification the tax preparer filed the borrower's most recent tax returns.	06/12/23: Documentation provided to cure. All of the required verbiage is on the Business Narrative.		Cleared Exception	D	D	D	D	A	A	A	A	1
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